Trade Accounts Payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Accounts Payable
20	TRADE ACCOUNTS PAYABLE
As of December 31, this item includes:

	2018	2019
Invoices payable (a)	591,619	352,287
Provision of contract costs (b)	378,670	746,408
Notes payable	109,242	37,426

	1,079,531	1,136,121

(a)	Invoices payable are obligations accredited with formal documents. The following are the invoices payable according to main projects:

	2018	2019
Infrastructure
Linea 1 - Metro de Lima	93,463	15,125
Oil services	49,254	46,932
Operation and maintenance - Roads	60,334	16,131

	203,051	78,188

Engineering and Construction
Works and Consortiums	128,159	64,571
Talara Refinery	101,103	59,740
Engineering and Construction Works VYV - DSD Chile Ltda.	26,184	26,368
Civil Works, Assembly and Electromechanics - Toquepala	23,957	10,325
North Concentrator Plant - Quellaveco	7,564	26,589
Engineering and Construction Works - Morelco S.A.S.	19,504	8,141
Generating Plant Machu Picchu	7,789	6,575
Project Mina Gold Fields La Cima S.A.	5,060	5,302
Civil works, assembly and electromechanics - Acero Arequipa	3,062	5,421
Others	5,319	15,091

	327,701	228,123

Real E state	18,365	26,072

Parent Company Operation	42,502	19,904

	591,619	352,287

b)	Provision of contract costs are obligations not accredited with formal documents. Below are the services received not billed according to main projects:

	2018	2019
Infrastructure
Linea 1 - Metro de Lima	11,189	13,383
Oil services	—	20,512
Operation and maintenance - Roads	1,020	18,763

	12,209	52,658

Engineering and Construction
Talara Refinery	115,870	418,540
Works and Consortiums	105,681	68,239
Engineering and Construction Works VYV - DSD	51,412	68,140
Engineering and Construction Works - Morelco SAS	27,570	34,804
North Concentrator Plant - Quellaveco	10,030	24,185
Mina Project of Gold Fields La Cima S.A.	8,520	15,050
Civil Works, Assembly and Electromechanics - Acero Arequipa	4,932	17,382
Civil Works, Assembly and Electromechanics - Toquepala	5,283	5,055
Generating Plant Machu Picchu	2,376	4,633
Others	8,513	23,063

	340,187	679,091

Real E state	12,808	13,573

Parent Company Operation	13,466	1,086

	378,670	746,408